Transactions with related parties, textuals (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Related Party Transaction [Line Items]
Management fees	$ 0	$ 305
Due to related parties, current	221		170
[DianaShippingServicesSaMember]
Related Party Transaction [Line Items]
Monthly administrative fee	10
Annual brokerage fee	1,300
Commissions percentage on charters	1.00%
Monthly management fee, operating vessels	15
Monthly management fee, laid up vessels	20
Management fees		305
Commissions		127
Administrative Fees		20
Brokerage Fees		217
Due to related parties, current	0		0
[DianaEnterprisesIncMember]
Related Party Transaction [Line Items]
Monthly brokerage fee	121
Duration of the initial agreement in months	13
Contract maturity date	Mar. 31, 2015
Related party transaction, terms and manner of settlement	The fees are payable quarterly in advance.
Related party transaction, amounts of transaction	725	700
Due to related parties, current	0		16
[AltairTravelAgencySaMember]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	487	445
Due to related parties, current	109		68
[DianaShippingIncMember]
Related Party Transaction [Line Items]
Due to related parties, current	57		86
Debt instrument issuance date	May 20, 2013
Debt instrument face amount	50,000
Debt instrument description of variable rate basis	Libor
Loan margin percentage	5.00%
Back-end fee percentage	1.25%
Debt instrument maturity date	Aug. 20, 2017
Interest expense on related party debt	1,296	0
Back-end fee expense on related party debt	314	0
Accrued back-end fee on related party debt	$ 547		$ 233